Consolidated Statements of Comprehensive Income (Loss) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Statement of Comprehensive Income [Abstract]
Net income	$ 4,013	$ 4,285
Unrealized holding gains (losses) arising during the period
Unrealized holding gains (losses) arising during the period	(6,452)	606
Reclassification adjustment for gains included in net income	(718)	(378)
Net unrealized gains (losses)	(7,170)	228
Related income tax (expense) benefit	2,439	(77)
Net unrealized gains (losses)	(4,731)	151
Unrealized gains (losses) on cash flow hedges:
Unrealized holding gains (losses) arising during period	803	277
Net unrealized gains (losses)	803	277
Related income tax (expense) benefit	(274)	(95)
Net unrealized gains (losses)	529	182
Total other comprehensive income (loss)	(4,202)	333
Comprehensive income (loss)	$ (189)	$ 4,618